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<FILENAME>2008123113fhr.pdf


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			ALKEN ASSET MANAGEMENT LLP

			DATE:	31/12/2008

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	31/12/2008

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one): [_] is a restatement.
                   		[_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Alken Asset Management LLP
Address: 	3rd Floor, 61 Conduit Street
	London W1S 2GB, United Kingdom

Form 13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Arnaud Delaune
Title:	Compliance Officer
Phone: 	+44 20 7440 1915

Signature, Place, and Date of Signing:

(s)	Arnaud Delaune		London, UK	31/12/2008
	--------------		-------------	-----------------
	[Signature] 		[City, State] 	[Date]

Report Type (Check only one.):

[X]	 13F HOLDINGS REPORT. (Check here if all holdings
	of this reporting manager are reported in this report.)

[_] 	13F NOTICE. (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

[_] 	13F COMBINATION REPORT. (Check here if a portion
	of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 		Name
--------------------- 		-----


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			Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total: 	 -
Form 13F Information Table Value Total: 	 -   	($ thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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			ALKEN ASSET MANAGEMENT LLP

			FORM 13F INFORMATION TABLE

			DATE:	31/12/2008


            	Title	             		 Shares or  		           	    Voting Authority
          	 of 		Market Value	 Principal  	Investment 	Other	--------------------------------
Name of Issuer	Class	CUSIP	 (x $ 1,000) 	 Amount 	Discretion	Managers	Sole	Shared 	None
--------------	-------	------	-----------	-----------	----------	--------	------	------	------

		Total	 -